UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

FORM N-Q

JUNE 30, 2017

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited)	June 30, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 9.3%
Auto Components - 0.7%
BorgWarner Inc.	22,700	$961,572
Delphi Automotive PLC	28,800	2,524,320
Gentex Corp.	30,600	580,482
Goodyear Tire & Rubber Co.	26,904	940,564
Lear Corp.	7,728	1,097,994

Total Auto Components		6,104,932

Automobiles - 0.8%
General Motors Co.	160,805	5,616,919
Harley-Davidson Inc.	18,672	1,008,661
Thor Industries Inc.	5,600	585,312

Total Automobiles		7,210,892

Diversified Consumer Services - 0.1%
H&R Block Inc.	22,100	683,111

Hotels, Restaurants & Leisure - 1.3%
Carnival Corp.	57,165	3,748,309
Hyatt Hotels Corp., Class A Shares	4,089	229,843	*
Norwegian Cruise Line Holdings Ltd.	24,300	1,319,247	*
Royal Caribbean Cruises Ltd.	22,900	2,501,367
Wyndham Worldwide Corp.	11,093	1,113,848
Yum! Brands Inc.	32,600	2,404,576

Total Hotels, Restaurants & Leisure		11,317,190

Household Durables - 0.9%
Garmin Ltd.	20,300	1,035,909
Leggett & Platt Inc.	12,900	677,637
Mohawk Industries Inc.	8,000	1,933,520	*
NVR Inc.	390	940,138	*
PulteGroup Inc.	33,675	826,048
Toll Brothers Inc.	17,300	683,523
Whirlpool Corp.	7,327	1,403,999

Total Household Durables		7,500,774

Leisure Products - 0.1%
Brunswick Corp.	9,600	602,208

Media - 4.8%
CBS Corp., Class B Shares, Non Voting Shares	39,925	2,546,416
Cinemark Holdings Inc.	12,400	481,740
Discovery Communications Inc., Class A Shares	16,300	421,029	*
Interpublic Group of Cos. Inc.	42,200	1,038,120
Madison Square Garden Co., Class A Shares	2,100	413,490	*
News Corp., Class A Shares	40,710	557,727
Omnicom Group Inc.	24,785	2,054,677
Scripps Networks Interactive Inc., Class A Shares	8,500	580,635
Time Warner Inc.	133,790	13,433,854
Twenty-First Century Fox Inc., Class A Shares	112,200	3,179,748
Walt Disney Co.	166,700	17,711,875

Total Media		42,419,311

Specialty Retail - 0.5%
Best Buy Co. Inc.	31,000	1,777,230
CarMax Inc.	19,800	1,248,588	*
Lowe’s Cos. Inc.	14,300	1,108,679
Williams-Sonoma Inc.	9,300	451,050

Total Specialty Retail		4,585,547

Textiles, Apparel & Luxury Goods - 0.1%
PVH Corp.	8,400	961,800
V.F. Corp.	6,700	385,920

Total Textiles, Apparel & Luxury Goods		1,347,720

TOTAL CONSUMER DISCRETIONARY		81,771,685

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	SHARES	VALUE
CONSUMER STAPLES - 4.4%
Food & Staples Retailing - 3.8%
Wal-Mart Stores Inc.	323,000	$24,444,640
Walgreens Boots Alliance Inc.	115,200	9,021,312

Total Food & Staples Retailing		33,465,952

Food Products - 0.5%
Archer-Daniels-Midland Co.	62,126	2,570,774
Bunge Ltd.	14,300	1,066,780
Pilgrim’s Pride Corp.	26,500	580,880	*

Total Food Products		4,218,434

Personal Products - 0.1%
Herbalife Ltd.	9,900	706,167	*

TOTAL CONSUMER STAPLES		38,390,553

ENERGY - 4.7%
Energy Equipment & Services - 0.3%
Baker Hughes Inc.	40,027	2,181,872

Oil, Gas & Consumable Fuels - 4.4%
Chevron Corp.	201,900	21,064,227
ConocoPhillips	131,900	5,798,324
Energen Corp.	10,300	508,511	*
HollyFrontier Corp.	18,400	505,448
Marathon Petroleum Corp.	56,200	2,940,946
Phillips 66	56,408	4,664,377
Valero Energy Corp.	47,900	3,231,334

Total Oil, Gas & Consumable Fuels		38,713,167

TOTAL ENERGY		40,895,039

EXCHANGE-TRADED FUNDS - 1.0%
iShares Trust - iShares Russell 1000 Value Index Fund	74,000	8,615,820

FINANCIALS - 31.7%
Banks - 16.3%
Bank of America Corp.	995,451	24,149,641
BOK Financial Corp.	7,021	590,677
CIT Group Inc.	3,400	165,580
Citigroup Inc.	293,457	19,626,404
Citizens Financial Group Inc.	54,000	1,926,720
Comerica Inc.	16,735	1,225,671
Commerce Bancshares Inc.	9,974	566,822
Cullen/Frost Bankers Inc.	5,900	554,069
East-West Bancorp Inc.	14,928	874,482
Fifth Third Bancorp	80,025	2,077,449
Investors Bancorp Inc.	31,300	418,168
JPMorgan Chase & Co.	379,898	34,722,677
M&T Bank Corp.	16,300	2,639,785
PacWest Bancorp	12,700	593,090
PNC Financial Services Group Inc.	51,681	6,453,407
Prosperity Bancshares Inc.	7,500	481,800

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	SHARES	VALUE
Banks - (continued)
Regions Financial Corp.	128,651	$1,883,451
SunTrust Banks Inc.	51,669	2,930,666
Synovus Financial Corp.	13,000	575,120
U.S. Bancorp	180,319	9,362,163
Wells Fargo & Co.	532,400	29,500,284
Zions Bancorp	21,600	948,456

Total Banks		142,266,582

Capital Markets - 5.6%
Ameriprise Financial Inc.	18,065	2,299,494
Bank of New York Mellon Corp.	110,832	5,654,649
BlackRock Inc.	17,278	7,298,400
E*TRADE Financial Corp.	29,365	1,116,751	*
Eaton Vance Corp.	10,896	515,599
Franklin Resources Inc.	60,300	2,700,837
Goldman Sachs Group Inc.	42,430	9,415,217
Invesco Ltd.	43,350	1,525,486
Lazard Ltd., Class A Shares	2,200	101,926
Morgan Stanley	197,200	8,787,232
Nasdaq Inc.	15,163	1,084,003
Northern Trust Corp.	22,045	2,142,994
Raymond James Financial Inc.	13,800	1,107,036
State Street Corp.	40,136	3,601,403
T. Rowe Price Group Inc.	25,700	1,907,197

Total Capital Markets		49,258,224

Consumer Finance - 2.3%
Ally Financial Inc.	49,500	1,034,550
American Express Co.	99,290	8,364,190
Capital One Financial Corp.	51,468	4,252,286
Credit Acceptance Corp.	800	205,712	*
Discover Financial Services	44,828	2,787,853
Navient Corp.	30,900	514,485
Santander Consumer USA Holdings Inc.	37,200	474,672	*
Synchrony Financial	86,434	2,577,462

Total Consumer Finance		20,211,210

Diversified Financial Services - 0.2%
Leucadia National Corp.	38,300	1,001,928
Voya Financial Inc.	19,800	730,422

Total Diversified Financial Services		1,732,350

Insurance - 7.3%
AFLAC Inc.	42,688	3,316,004
Alleghany Corp.	1,844	1,096,811	*
Allstate Corp.	42,985	3,801,593
American Financial Group Inc.	18,930	1,881,074
American International Group Inc.	135,991	8,502,157
Arch Capital Group Ltd.	11,879	1,108,192	*
Assurant Inc.	7,056	731,637
Assured Guaranty Ltd.	13,200	550,968
Axis Capital Holdings Ltd.	9,238	597,329
Chubb Ltd.	7,800	1,133,964

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	SHARES	VALUE
Insurance - (continued)
Cincinnati Financial Corp.	15,377	$1,114,064
Everest Re Group Ltd.	5,038	1,282,624
FNF Group	26,700	1,196,961
Hartford Financial Services Group Inc.	39,427	2,072,677
Lincoln National Corp.	22,800	1,540,824
Loews Corp.	35,858	1,678,513
Markel Corp.	1,566	1,528,197	*
MetLife Inc.	115,814	6,362,821
Old Republic International Corp.	28,100	548,793
Principal Financial Group Inc.	30,641	1,963,169
Prudential Financial Inc.	45,885	4,962,004
Reinsurance Group of America Inc.	7,728	992,198
RenaissanceRe Holdings Ltd.	4,300	597,915
Torchmark Corp.	32,445	2,482,042
Travelers Cos. Inc.	71,486	9,045,124
Unum Group	24,355	1,135,674
Validus Holdings Ltd.	7,800	405,366
W.R. Berkley Corp.	12,882	891,048
XL Group Ltd.	28,200	1,235,160

Total Insurance		63,754,903

TOTAL FINANCIALS		277,223,269

HEALTH CARE - 15.3%
Biotechnology - 3.7%
AbbVie Inc.	169,900	12,319,449
Amgen Inc.	76,343	13,148,555
Biogen Inc.	22,700	6,159,872	*
United Therapeutics Corp.	4,600	596,758	*

Total Biotechnology		32,224,634

Health Care Providers & Services - 2.7%
Aetna Inc.	35,355	5,367,950
Anthem Inc.	27,727	5,216,281
Cardinal Health Inc.	5,300	412,976
CIGNA Corp.	27,400	4,586,486
DaVita Inc.	20,800	1,347,008	*
HCA Healthcare Inc.	39,550	3,448,760	*
Laboratory Corporation of America Holdings	10,900	1,680,126	*
Quest Diagnostics Inc.	14,228	1,581,584

Total Health Care Providers & Services		23,641,171

Pharmaceuticals - 8.9%
Bristol-Myers Squibb Co.	27,500	1,532,300
Johnson & Johnson	287,132	37,984,692
Merck & Co. Inc.	292,148	18,723,765
Pfizer Inc.	590,582	19,837,650

Total Pharmaceuticals		78,078,407

TOTAL HEALTH CARE		133,944,212

INDUSTRIALS - 10.6%
Aerospace & Defense - 4.0%
Boeing Co.	64,344	12,724,026
General Dynamics Corp.	35,145	6,962,224
Hexcel Corp.	9,700	512,063
Huntington Ingalls Industries Inc.	4,900	912,184
L3 Technologies Inc.	8,504	1,420,848
Spirit AeroSystems Holdings Inc., Class A Shares	12,900	747,426
Textron Inc.	28,585	1,346,354
United Technologies Corp.	85,499	10,440,283

Total Aerospace & Defense		35,065,408

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	SHARES	VALUE
Air Freight & Logistics - 0.5%
FedEx Corp.	4,500	$977,985
United Parcel Service Inc., Class B Shares	33,900	3,749,001

Total Air Freight & Logistics		4,726,986

Airlines - 1.7%
Alaska Air Group Inc.	13,200	1,184,832
American Airlines Group Inc.	52,500	2,641,800
Delta Air Lines Inc.	78,400	4,213,216
Southwest Airlines Co.	64,472	4,006,290
United Continental Holdings Inc.	31,000	2,332,750	*

Total Airlines		14,378,888

Building Products - 0.1%
Owens Corning	11,902	796,482
USG Corp.	15,100	438,202	*

Total Building Products		1,234,684

Construction & Engineering - 0.2%
Jacobs Engineering Group Inc.	12,876	700,326
Quanta Services Inc.	16,500	543,180	*

Total Construction & Engineering		1,243,506

Electrical Equipment - 0.9%
Eaton Corp. PLC	47,892	3,727,434
Emerson Electric Co.	62,709	3,738,711
Hubbell Inc.	5,100	577,167

Total Electrical Equipment		8,043,312

Industrial Conglomerates - 1.3%
Carlisle Cos. Inc.	6,300	601,020
Honeywell International Inc.	81,279	10,833,678

Total Industrial Conglomerates		11,434,698

Machinery - 1.5%
AGCO Corp.	8,573	577,735
Cummins Inc.	17,900	2,903,738
Ingersoll-Rand PLC	25,213	2,304,216
PACCAR Inc.	37,383	2,468,773
Pentair PLC	16,344	1,087,530
Snap-on Inc.	6,200	979,600
Stanley Black & Decker Inc.	15,003	2,111,372
WABCO Holdings Inc.	5,400	688,554	*

Total Machinery		13,121,518

Professional Services - 0.2%
Manpowergroup Inc.	7,300	815,045
Robert Half International Inc.	13,600	651,848

Total Professional Services		1,466,893

Road & Rail - 0.1%
AMERCO	2,155	788,859

Trading Companies & Distributors - 0.1%
United Rentals Inc.	9,100	1,025,661	*

TOTAL INDUSTRIALS		92,530,413

INFORMATION TECHNOLOGY - 16.9%
Communications Equipment - 2.4%
ARRIS International PLC	3,100	86,862	*
Cisco Systems Inc.	533,353	16,693,949
Harris Corp.	13,000	1,418,040
Juniper Networks Inc.	40,700	1,134,716
Motorola Solutions Inc.	17,400	1,509,276

Total Communications Equipment		20,842,843

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	SHARES	VALUE
Electronic Equipment, Instruments & Components - 0.8%
Arrow Electronics Inc.	9,565	$750,087	*
Avnet Inc.	18,645	724,918
CDW Corp.	16,900	1,056,757
Corning Inc.	134,444	4,040,042
Jabill Inc.	18,109	528,602
SYNNEX Corp.	700	83,972

Total Electronic Equipment, Instruments & Components		7,184,378

IT Services - 2.3%
Cognizant Technology Solutions Corp., Class A Shares	62,700	4,163,280
CSRA Inc.	2,700	85,725
International Business Machines Corp.	97,769	15,039,805
Western Union Co.	49,966	951,852

Total IT Services		20,240,662

Semiconductors & Semiconductor Equipment - 3.0%
Applied Materials Inc.	106,300	4,391,253
Intel Corp.	502,456	16,952,865
KLA-Tencor Corp.	15,300	1,400,103
Marvell Technology Group Ltd.	53,500	883,820
Qorvo Inc.	13,600	861,152	*
Skyworks Solutions Inc.	19,200	1,842,240

Total Semiconductors & Semiconductor Equipment		26,331,433

Software - 2.7%
CA Inc.	40,859	1,408,410
Oracle Corp.	438,492	21,985,989

Total Software		23,394,399

Technology Hardware, Storage & Peripherals - 5.7%
Apple Inc.	318,394	45,855,104
HP Inc.	180,400	3,153,392
NCR Corp.	12,900	526,836	*
NetApp Inc.	4,500	180,225
Xerox Corp.	27,075	777,865

Total Technology Hardware, Storage & Peripherals		50,493,422

TOTAL INFORMATION TECHNOLOGY		148,487,137

MATERIALS - 2.2%
Chemicals - 1.2%
Ashland Global Holdings Inc.	6,000	395,460
Celanese Corp., Series A Shares	14,900	1,414,606
CF Industries Holdings Inc.	24,900	696,204
Eastman Chemical Co.	15,614	1,311,420
Huntsman Corp.	24,800	640,832
LyondellBasell Industries NV, Class A Shares	51,878	4,377,984
RPM International Inc.	12,900	703,695
Westlake Chemical Corp.	13,800	913,698

Total Chemicals		10,453,899

Containers & Packaging - 0.6%
Avery Dennison Corp.	9,400	830,678
Crown Holdings Inc.	14,646	873,781	*
Graphic Packaging Holding Co.	30,100	414,778
International Paper Co.	44,007	2,491,236
Sonoco Products Co.	10,565	543,252

Total Containers & Packaging		5,153,725

Metals & Mining - 0.4%
Nucor Corp.	34,042	1,970,010
Reliance Steel & Aluminum Co.	6,707	488,337
Steel Dynamics Inc.	25,900	927,479

Total Metals & Mining		3,385,826

TOTAL MATERIALS		18,993,450

REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Jones Lang LaSalle Inc.	4,800	600,000

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY		SHARES	VALUE
UTILITIES - 3.3%
Electric Utilities - 2.6%
American Electric Power Co. Inc.		52,431	$3,642,382
Duke Energy Corp.		63,549	5,312,061
Edison International		34,758	2,717,728
Entergy Corp.		19,100	1,466,307
Eversource Energy		33,814	2,052,848
Exelon Corp.		98,700	3,560,109
OGE Energy Corp.		21,290	740,679
Pinnacle West Capital Corp.		11,913	1,014,511
Xcel Energy Inc.		49,989	2,293,495

Total Electric Utilities			22,800,120

Gas Utilities - 0.1%
National Fuel Gas Co.		9,100	508,144

Multi-Utilities - 0.6%
Ameren Corp.		25,842	1,412,782
DTE Energy Co.		19,125	2,023,234
Public Service Enterprise Group Inc.		53,892	2,317,895

Total Multi-Utilities			5,753,911

TOTAL UTILITIES			29,062,175

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $640,290,151)			870,513,753

	RATE
SHORT-TERM INVESTMENTS - 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $3,807,701)	0.935%	3,807,701	3,807,701

TOTAL INVESTMENTS - 99.9% (Cost - $644,097,852#)			874,321,454
Other Assets in Excess of Liabilities - 0.1%			914,242

TOTAL NET ASSETS - 100.0%			$875,235,696

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Diversified Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$870,513,753	—	—	$870,513,753
Short-Term Investments†	3,807,701	—	—	3,807,701

Total Investments	$874,321,454	—	—	$874,321,454

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At June 30, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$233,484,881
Gross unrealized depreciation	(3,261,279)

Net unrealized appreciation	$230,223,602

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 22, 2017